Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2006	Dec. 31, 2011	Oct. 12, 2007
Commitments and Contingencies [Line Items]
Guarantee obligation penalty interest rate per annum	10.00%
Lease termination payment		$ 19,910
Farmington Hills Claim [Member]
Commitments and Contingencies [Line Items]
Bankruptcy claims amount of claims filed	7,680
Bankruptcy claims sold for amount	5,376
Bankruptcy claims amount of claims settled			6,500
Formal claim demand		826
Claimed damages not including interest and expenses		1,200
Antioch Claim [Member]
Commitments and Contingencies [Line Items]
Bankruptcy claims amount of claims filed	7,727
Bankruptcy claims sold for amount	5,680
Bankruptcy claims amount of claims settled			$ 7,200